Segment Information Segment Information - Schedule of Long Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 1,386,920	$ 1,241,152
U.S. Pension Plans [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	382,659	315,320
NETHERLANDS
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	91,313	103,997
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	68,751	73,544
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	188,194	178,502
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 656,003	$ 569,789